Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.4%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	5,843	$ 13,446

International Equity Funds - 25.8%
Transamerica Emerging Markets Opportunities (C)	5,163,763	52,463,835
Transamerica International Equity (C)	8,928,753	185,093,053
Transamerica International Focus (C)	16,760,359	154,027,702
Transamerica International Small Cap Value (C)	1,611,248	23,588,674
Transamerica International Stock (C)	4,983,542	53,622,907

		468,796,171

International Fixed Income Funds - 6.1%
Transamerica Emerging Markets Debt (C)	6,504,957	65,895,215
Transamerica Inflation Opportunities (C)	4,143,496	45,329,846

		111,225,061

U.S. Equity Funds - 41.0%
Transamerica Capital Growth (C)	3,009,297	31,206,405
Transamerica Large Cap Value (C)	19,326,586	268,059,744
Transamerica Mid Cap Growth (C)	1,373,136	11,987,481
Transamerica Mid Cap Value (C)	4,159,411	45,670,333
Transamerica Mid Cap Value Opportunities (C)	753,346	8,851,816
Transamerica Small Cap Growth (C)	1,325,139	9,965,047
Transamerica Small Cap Value (C)	1,688,868	11,872,739

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Sustainable Equity Income (C)	11,755,470	$ 92,045,333
Transamerica US Growth (C)	9,578,310	263,786,655

		743,445,553

U.S. Fixed Income Funds - 23.2%
Transamerica Bond (C)	6,448,133	59,774,192
Transamerica Core Bond (C)	7,548,140	73,367,921
Transamerica High Yield Bond (C)	2,189,513	19,683,725
Transamerica Intermediate Bond (C)	8,253,711	81,959,347
Transamerica Short-Term Bond (C)	1,606,164	16,109,830
Transamerica Total Return (C)	17,026,679	170,266,792

		421,161,807

U.S. Mixed Allocation Fund - 3.3%
Transamerica Energy Infrastructure (C)	8,724,495	58,890,340

Total Investment Companies (Cost $1,553,513,124)		1,803,532,378

Total Investments (Cost $1,553,513,124)		1,803,532,378
Net Other Assets (Liabilities) - 0.6%		11,668,469

Net Assets - 100.0%		$ 1,815,200,847

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	150	03/18/2022	$34,948,966	$33,781,875	$—	$(1,167,091)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,803,518,932	$—	$—	$1,803,518,932

Total	$1,803,518,932	$—	$—	$1,803,518,932

Investment Companies Measured at Net Asset Value (E)				13,446

Total Investments				$1,803,532,378

LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(1,167,091)	$—	$—	$(1,167,091)

Total Other Financial Instruments	$(1,167,091)	$—	$—	$(1,167,091)

Transamerica Funds	Page 1

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2022	Shares as of January 31, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$60,932,853	$703,029	$—	$(9)	$(1,861,681)	$59,774,192	6,448,133	$388,715	$314,259
Transamerica Capital Growth	183,646,849	64,017,426	(95,000,000)	(33,124,524)	(88,333,346)	31,206,405	3,009,297	345,055	63,672,371
Transamerica Core Bond	74,700,428	770,821	—	—	(2,103,328)	73,367,921	7,548,140	443,697	327,123
Transamerica Emerging Markets Debt	67,976,211	1,194,694	—	—	(3,275,690)	65,895,215	6,504,957	1,194,695	—
Transamerica Emerging Markets Opportunities	72,421,610	5,459,461	(17,000,000)	1,637,679	(10,054,915)	52,463,835	5,163,763	4,080,744	1,378,717
Transamerica Energy Infrastructure	58,994,061	635,653	—	—	(739,374)	58,890,340	8,724,495	635,652	—
Transamerica Global Allocation Liquidating Trust	13,641	—	—	—	(195)	13,446	5,843	—	—
Transamerica High Yield Bond	19,971,045	235,398	—	—	(522,718)	19,683,725	2,189,513	235,362	—
Transamerica Inflation Opportunities	28,886,378	17,585,361	—	—	(1,141,893)	45,329,846	4,143,496	401,294	184,067
Transamerica Intermediate Bond	88,556,316	1,725,831	(5,000,000)	(110,683)	(3,212,117)	81,959,347	8,253,711	382,721	1,343,111
Transamerica International Equity	186,378,310	6,612,341	—	—	(7,897,598)	185,093,053	8,928,753	6,612,341	—
Transamerica International Focus	159,061,684	9,412,857	—	—	(14,446,839)	154,027,702	16,760,359	4,711,946	4,700,911
Transamerica International Small Cap Value	25,323,385	931,263	—	—	(2,665,974)	23,588,674	1,611,248	661,445	269,817
Transamerica International Stock	54,069,348	4,419,243	—	—	(4,865,684)	53,622,907	4,983,542	1,637,163	2,782,081
Transamerica Large Cap Value	266,374,532	30,018,185	(23,000,000)	6,703,373	(12,036,346)	268,059,744	19,326,586	5,018,186	—
Transamerica Mid Cap Growth	14,849,573	4,145,585	—	—	(7,007,677)	11,987,481	1,373,136	1,439,017	2,706,568
Transamerica Mid Cap Value	45,219,214	7,446,931	—	—	(6,995,812)	45,670,333	4,159,411	614,037	6,832,894
Transamerica Mid Cap Value Opportunities	11,861,053	1,954,713	(3,250,000)	1,087,658	(2,801,608)	8,851,816	753,346	767,691	1,187,022
Transamerica Short-Term Bond	16,230,730	55,452	—	(2)	(176,350)	16,109,830	1,606,164	55,452	—
Transamerica Small Cap Growth	22,270,339	1,154,840	(10,000,000)	3,943,297	(7,403,429)	9,965,047	1,325,139	207,660	947,180
Transamerica Small Cap Value	22,160,814	5,413,867	(10,000,000)	4,216,500	(9,918,442)	11,872,739	1,688,868	3,707,729	1,706,138
Transamerica Sustainable Equity Income	90,414,518	18,810,264	—	—	(17,179,449)	92,045,333	11,755,470	8,883,110	4,927,154
Transamerica Total Return	173,323,268	1,184,686	—	—	(4,241,162)	170,266,792	17,026,679	1,184,687	—
Transamerica US Growth	227,854,231	100,552,787	(22,000,000)	1,378,032	(43,998,395)	263,786,655	9,578,310	2,915,886	22,636,900

Total	$1,971,490,391	$284,440,688	$(185,250,000)	$(14,268,679)	$(252,880,022)	$1,803,532,378	152,868,359	$46,524,285	$115,916,313

Transamerica Funds	Page 2

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted security. At January 31, 2022, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$60,118	$13,446	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Funds	Page 3

Transamerica Asset Allocation – Moderate Growth Portfolio

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Asset Allocation – Moderate Growth Portfolio (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 4